SCHEDULE OF COMPANIES SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Security matters pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
Lion heart III corp [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX circular economy platform pte ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Singapore
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Ireland
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX fashion and luxury [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		France
Proportion of ownership interest in subsidiary		100.00%	100.00%
True silver smx platform ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Israel
Proportion of ownership interest in subsidiary		100.00%	100.00%
Security matters canada ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%
SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Australia
Proportion of ownership interest in subsidiary	[1]	51.90%	51.90%
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation		Canada
Proportion of ownership interest in subsidiary		50.00%	50.00% [1]

[1]	Legally owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). On July 2024 ownership in the subsidiary increased from 51.9% to 52.9% , see also note 9 (3).